Computer Software, net	12 Months Ended
Dec. 31, 2014
Computer Software, net
Note 9	Computer Software, net

Computer software as of December 31, 2014 and 2013 is summarized as follows:

(in thousands)	2014	2013
Licensed computer software	$435,701	393,947
Software development costs	376,026	337,993
Acquisition technology intangibles	167,687	168,336

Total computer software	979,414	900,276

Less accumulated amortization:
Licensed computer software	243,866	207,496
Software development costs	275,512	254,046
Acquisition technology intangibles	93,888	74,854

Total accumulated amortization	613,266	536,396

Computer software, net	$366,148	363,880

The Company allocated approximately $78.7 million to acquisition technology intangibles during 2013 due to the acquisition of NetSpend. Refer to Note 24 for more information on this acquisition.

Amortization expense includes amounts for computer software acquired under capital lease. The Company had the following amortization expense related to computer software for the years ended December 31, 2014, 2013 and 2012:

(in thousands)	2014	2013	2012
Amortization expense related to:
Licensed computer software costs	$36,775	33,511	33,393
Software development costs	25,248	21,430	23,044
Acquisition technology intangibles	19,683	15,855	9,712

The company held the following computer software under capital lease as of as of December 31, 2014 and 2013:

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Licensed computer software	$17,156	(4,816)	$12,340

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Licensed computer software	$13,175	(2,031)	$11,144

The weighted average useful life for each component of computer software, and in total, as of December 31, 2014, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.2
Software development costs	5.8
Acquisition technology intangibles	6.8

Total	5.7

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2014 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2015	$41,956	25,334	16,670
2016	31,960	18,919	15,202
2017	21,326	13,770	13,718
2018	11,017	7,689	11,243
2019	6,097	1,568	11,243